OTHER PAYABLES AND ACCRUALS (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
OTHER PAYABLES AND ACCRUALS
Accrued operating expenses		205,930,617	99,717,241
Electronic Coupon		41,475,136
Accruals for property and equipment	5,529,647	34,450,253	32,195,338	120,067,060
Payable for acquisition		19,742,776	10,750,000
Due to employees for stock option proceeds received on their behalf		13,242,768	7,213,112
Deposits received from suppliers and packaged-tour customers		10,161,612	14,936,752
Others		18,754,719	11,977,422
Total	$ 55,176,944	343,757,881	176,789,865